SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

On July 2, 2021, The Company entered into a Stock Purchase Agreement with A.I.D.R.O Srl and its shareholders (“Aidro”), to purchase the issued and outstanding capital stock of Aidro; subject to customary regulatory approvals and other customary closing conditions, the acquisition is expected to close in September. The Company expects this acquisition to expand the Company’s part production capabilities and application expertise in the hydraulics industry. The aggregate purchase price for the Aidro acquisition is (i) $6.0 million in cash, with such cash amount being subject to customary adjustments based on, among other things, the amount of cash, debt and working capital at Aidro at the closing date and (ii) restricted stock units equal to a number of shares of Common Stock determined by dividing $3.2 million by the closing price of the Company’s Common Stock on the date immediately preceding the closing date, which are subject to a four year vesting period and continuing employment.

On July 30, 2021, the Company acquired Dental Arts Laboratories, Inc., pursuant to a Stock Purchase Agreement of the same date, expanding its portfolio in additive manufacturing within the healthcare industry. The aggregate purchase price was $26.3 million in cash. In connection with the acquisition, the Company also promised to grant restricted stock units equal to a number of shares of Common Stock determined by dividing $11.0 million by the closing price of the Company’s Common Stock on the date immediately preceding the closing date, which are subject to a four-year vesting period and continuing employment.

On August 11, 2021, the Company entered into an Agreement and Plan of Merger to acquire all of the outstanding shares of capital stock of The ExOne Company (“ExOne”) for a mix of cash and stock consideration initially representing $25.50 per share of ExOne common stock (the Merger). The Company expects this acquisition to accelerate the adoption of additive manufacturing for mass production applications. The merger consideration to be paid for each share of ExOne common stock is comprised of (i) $8.50 in cash and (ii) a number of shares of Class A Common Stock, par value $0.0001 per share, of the Company based on the average Company stock price at the time of the closing of the Merger. If the average Company stock price is between (or equal to) $9.70 and

$7.94 per share, the initial exchange ratio of 1.9274 will be modified by multiplying such exchange ratio by the quotient of $8.82 divided by the average Company stock price. If the average Company stock price is greater than $9.70, the exchange ratio will be 1.7522. If the average Company stock price is less than $7.94, the exchange ratio will be 2.1416. If the average Company stock price is between (or equal to) $9.70 and $7.94 per share, at closing, ExOne stockholders will receive total consideration of $575 million, consisting of $192 million in cash and $383 million in shares of Company Common Stock, subject to the collar mechanism on the stock consideration component described above. Following the closing of the merger, ExOne shareholders will own between 12% and 15% of the Company’s Common Stock on a fully-diluted basis based on the number of Company shares outstanding. The cash portion of the purchase price will be financed with cash on hand at the Company and ExOne. The closing of the Merger is subject to customary conditions, including regulatory approval and approval by the stockholders of ExOne. The transaction is currently expected to close in the fourth quarter of 2021.

21. SUBSEQUENT EVENTS

On February 16, 2021, the Company acquired EnvisionTEC US, LLC and certain of its affiliates (“EnvisionTEC”) pursuant to a Purchase Agreement and Plan of Merger dated as of January 15, 2021. The Company expects this acquisition to create a comprehensive portfolio across metals, polymers and composites and grow distribution channels both in quantity and through the addition of a vertically-focused channel. The Company paid consideration of $143.8 million in cash and issued 5,036,142 shares of the Company’s Common Stock with a fair value of $159.8 million as of the close of business on the transaction date. In connection with the transaction, the Company also agreed to grant restricted stock units totaling 475,848 shares of the Company’s Common Stock to key EnvisionTEC employees. The acquisition will be accounted for as a business combination using the acquisition method of accounting. The Company is currently finalizing the allocation of the purchase price and expects the purchase price to be allocated primarily to goodwill and intangible assets.

On February 26, 2021, the Company delivered a notice to redeem all of its outstanding Public Warrants that remain unexercised at 5:00 p.m. New York City time on March 29, 2021. From January 1, 2021 through March 10, 2021, Public Warrants for 11,898,122 shares of Common Stock were exercised for cash, resulting in the Company receiving net proceeds of $136.8 million. An aggregate of 11,898,122 shares of the Company’s Common Stock were issued in connection with these exercises.

From January 1, 2021 through March 10, 2021, 10,003,000 Private Placement Warrants were exercised on a cashless basis. An aggregate of 5,850,346 shares of the Company’s Common Stock were issued in connection with these exercises.

As of March 31, 2021, there were no Public or Private Placement Warrants outstanding.

Management has evaluated subsequent events occurring through March 15, 2021, the date that these consolidated financial statements were issued and determined that no additional subsequent events occurred that would require recognition or disclosure in these consolidated financial statements other than those in this note.